Shareholders' Equity - Summary of Movements in the Number of Treasury Common Shares (Detail) € in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 EUR (€) shares
Disclosure of treasury shares [line items]
At January 1 | €	€ 281		€ 337
At December 31 | €	181		281	€ 337
Common shares B [member]
Disclosure of treasury shares [line items]
At January 1 | €	3		2
At December 31 | €	€ 1		€ 3	€ 2
Aegon N. V. and subsidiaries [member] | Common Share [member]
Disclosure of treasury shares [line items]
At January 1	65,540,000	65,540,000	61,418,000	64,488,000
At December 31	52,686,000	52,686,000	65,540,000	61,418,000
At January 1 | €	€ 269		€ 326	€ 314
At December 31 | €	€ 171		€ 269	€ 326
Aegon N. V. and subsidiaries [member] | Common shares B [member]
Disclosure of treasury shares [line items]
At January 1	25,310,000	25,310,000	13,856,000	15,346,000
At December 31	12,884,000	12,884,000	25,310,000	13,856,000
At January 1 | €	€ 3		€ 2	€ 2
At December 31 | €	€ 1		€ 3	€ 2
Aegon N. V. and subsidiaries [member] | Sale: transactions, average price EUR 5.10 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares			(3,657,000)
Sale: transactions, price average, Amount | €			€ (19)
Aegon N. V. and subsidiaries [member] | Sale: 1 transaction, average price EUR 5.25 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares			(32,874,000)
Sale: transactions, price average, Amount | €			€ (173)
Aegon N. V. and subsidiaries [member] | Purchase: 1 transaction, average price EUR 4.52 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares			32,874,000
Purchase: transactions, average price, Amount | €			€ 149
Aegon N. V. and subsidiaries [member] | Sale: 1 transaction, average price EUR 5.16 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares			(35,370,000)
Sale: transactions, price average, Amount | €			€ (183)
Aegon N. V. and subsidiaries [member] | Purchase: 1 transaction, average price EUR 3.89 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares			43,150,000
Purchase: transactions, average price, Amount | €			€ 168
Aegon N. V. and subsidiaries [member] | Sale Transactions Price Average 3.76 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares				(3,070,000)
Sale: transactions, price average, Amount | €				€ (12)
Aegon N. V. and subsidiaries [member] | Sale Transactions Price Average 4.62 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares				(21,954,000)
Sale: transactions, price average, Amount | €				€ (101)
Aegon N. V. and subsidiaries [member] | Purchase Transactions Average Price 5.34 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares				21,954,000
Purchase: transactions, average price, Amount | €				€ 117
Aegon N. V. and subsidiaries [member] | Sale Transactions Average Price 5.09 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares				(24,134,000)
Sale: transactions, price average, Amount | €				€ (123)
Aegon N. V. and subsidiaries [member] | Purchase Transactions Average Price 5.43 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares				24,134,000
Purchase: transactions, average price, Amount | €				€ 131
Aegon N. V. and subsidiaries [member] | Sale Transactions Price Average 0.12 [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares			(1,774,000)
Aegon N. V. and subsidiaries [member] | Purchase transactions average price 0.10 [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares			13,227,000
Purchase: transactions, average price, Amount | €			€ 1
Aegon N. V. and subsidiaries [member] | Sale: 1 transaction, average price EUR 0.11 [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	(1,489,000)	(1,489,000)
Aegon N. V. and subsidiaries [member] | Cancellation: 1 transaction average price 4.52 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Cancellation: transation, price average, Amount | €	€ (43)
Cancellation: transation, price average, Number of shares	(9,491,000)	(9,491,000)
Aegon N. V. and subsidiaries [member] | Sale: 1 transaction, average price EUR 0.13 [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	(2,154,000)	(2,154,000)
Aegon N. V. and subsidiaries [member] | Cancellation: 1 transaction average price 0.13 [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Cancellation: transation, price average, Amount | €	€ (2)
Cancellation: transation, price average, Number of shares	(13,227,000)	(13,227,000)
Aegon N. V. and subsidiaries [member] | Purchase: 1 transaction average price 0.08 [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	2,956,000	2,956,000
Aegon N. V. and subsidiaries [member] | Sale: transactions, average price 4.52 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	(4,445,000)	(4,445,000)
Sale: transactions, price average, Amount | €	€ (20)
Aegon N. V. and subsidiaries [member] | Sale: 1 transaction, average price 4.13 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	(22,947,000)	(22,947,000)
Sale: transactions, price average, Amount | €	€ (95)
Aegon N. V. and subsidiaries [member] | Purchase: 1 transaction average price 2.46 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	24,029,000	24,029,000
Purchase: transactions, average price, Amount | €	€ 59
Aegon N.V [member]
Disclosure of treasury shares [line items]
At January 1	91,893,000	91,893,000
At December 31	66,632,000	66,632,000	91,893,000
At January 1 | €	€ 281
At December 31 | €	€ 181		€ 281
Aegon N.V [member] | Common Share [member]
Disclosure of treasury shares [line items]
At January 1	65,540,000	65,540,000	61,418,000
At December 31	52,686,000	52,686,000	65,540,000	61,418,000
At January 1 | €	€ 269		€ 326
At December 31 | €	€ 171		€ 269	€ 326
Aegon N.V [member] | Common shares B [member]
Disclosure of treasury shares [line items]
At January 1	25,310,000	25,310,000	13,856,000
At December 31	12,884,000	12,884,000	25,310,000	13,856,000
At January 1 | €	€ 3		€ 2
At December 31 | €	€ 1		€ 3	€ 2
Aegon N.V [member] | Sale: transactions, average price EUR 5.10 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares			(3,657,000)
Sale: transactions, price average, Amount | €			€ (19)
Aegon N.V [member] | Sale: 1 transaction, average price EUR 5.25 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares			(32,874,000)
Sale: transactions, price average, Amount | €			€ (173)
Aegon N.V [member] | Purchase: 1 transaction, average price EUR 4.52 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares			32,874,000
Purchase: transactions, average price, Amount | €			€ 149
Aegon N.V [member] | Sale: 1 transaction, average price EUR 5.16 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares			(35,370,000)
Sale: transactions, price average, Amount | €			€ (183)
Aegon N.V [member] | Purchase: 1 transaction, average price EUR 3.89 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares			43,150,000
Purchase: transactions, average price, Amount | €			€ 168
Aegon N.V [member] | Shares withdrawn: 1 transaction, price EUR 4.52 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	(9,491,000)	(9,491,000)
Sale: transactions, price average, Amount | $		$ (43)
Aegon N.V [member] | Shares withdrawn: 1 transaction, price EUR 0.13 [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Shares withdrawn: 1 transaction, price EUR 4.60	(13,227,000)	(13,227,000)
Cancellation: transation, price average, Amount | €	€ (2)
Aegon N.V [member] | Sale: 1 transaction, average price EUR 0.12 [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares			(1,774,000)
Aegon N.V [member] | Buy: 1 transaction, average price EUR 0.10 [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares			13,227,000
Sale: transactions, price average, Amount | €			€ 1
Aegon N.V [member] | Sale: 1 transaction, average price EUR 0.13 [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	(2,154,000)	(2,154,000)
Aegon N.V [member] | Purchase: 1 transaction average price 0.08 [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	2,956,000	2,956,000
Aegon N.V [member] | Sale: transactions, average price 4.52 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	(4,445,000)	(4,445,000)
Sale: transactions, price average, Amount | $		$ (20)
Aegon N.V [member] | Sale: 1 transaction, average price 4.13 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	(22,947,000)	(22,947,000)
Sale: transactions, price average, Amount | $		$ (95)
Aegon N.V [member] | Purchase: 1 transaction average price 2.46 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	24,029,000	24,029,000
Purchase: transactions, average price, Amount | €	€ 59